Risks and Concentration - Customers And Vendors Concentration (Details)	6 Months Ended		12 Months Ended
	Sep. 30, 2024 item customer	Sep. 30, 2023 item customer	Mar. 31, 2024 customer item
Customer concentration risk | Total revenues | Non-related party
Risks and Concentration
Number of customers	3	3
Customer concentration risk | Total revenues | Non-related party | Customer one
Risks and Concentration
Concentration Risk Percentage (%)	22.40%	21.50%
Customer concentration risk | Total revenues | Non-related party | Customer two
Risks and Concentration
Concentration Risk Percentage (%)	19.70%	16.70%
Customer concentration risk | Total revenues | Non-related party | Customer three
Risks and Concentration
Concentration Risk Percentage (%)	16.80%	10.80%
Customer concentration risk | Total revenues | Related party
Risks and Concentration
Number of customers	1	1
Customer concentration risk | Total revenues | Related party | Customer one
Risks and Concentration
Concentration Risk Percentage (%)	27.40%	16.20%
Customer concentration risk | Total accounts receivable
Risks and Concentration
Number of customers	4		4
Customer concentration risk | Total accounts receivable | Customer one
Risks and Concentration
Concentration Risk Percentage (%)	27.70%		23.10%
Customer concentration risk | Total accounts receivable | Customer two
Risks and Concentration
Concentration Risk Percentage (%)	22.80%		16.70%
Customer concentration risk | Total accounts receivable | Customer three
Risks and Concentration
Concentration Risk Percentage (%)	21.90%		16.50%
Customer concentration risk | Total accounts receivable | Customer four
Risks and Concentration
Concentration Risk Percentage (%)	17.40%		12.80%
Vendor concentration risk | Total purchases
Risks and Concentration
Number of vendors | item	4	3
Vendor concentration risk | Total purchases | Vendor one
Risks and Concentration
Concentration Risk Percentage (%)	21.80%	20.00%
Vendor concentration risk | Total purchases | Vendor two
Risks and Concentration
Concentration Risk Percentage (%)	21.80%	19.00%
Vendor concentration risk | Total purchases | Vendor three
Risks and Concentration
Concentration Risk Percentage (%)	14.10%	13.30%
Vendor concentration risk | Total purchases | Vendor four
Risks and Concentration
Concentration Risk Percentage (%)	11.30%
Vendor concentration risk | Total advances to vendors
Risks and Concentration
Number of vendors | item	4		4
Vendor concentration risk | Total advances to vendors | Vendor one
Risks and Concentration
Concentration Risk Percentage (%)	27.00%		31.80%
Vendor concentration risk | Total advances to vendors | Vendor two
Risks and Concentration
Concentration Risk Percentage (%)	21.00%		17.50%
Vendor concentration risk | Total advances to vendors | Vendor three
Risks and Concentration
Concentration Risk Percentage (%)	20.40%		16.30%
Vendor concentration risk | Total advances to vendors | Vendor four
Risks and Concentration
Concentration Risk Percentage (%)	15.00%		15.60%